Supplement dated June 28, 2017
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia EM Core ex-China ETF	7/29/2016, amended 10/19/2016
Effective immediately, the information under the caption “Principal Investment Strategies” in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the performance of the XCEM Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.
Under normal circumstances, the Fund will invest at least 80% of its net assets in the companies included in the XCEM Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. These companies are domiciled in emerging market countries, excluding companies domiciled, or whose stock is listed for trading on an exchange, in China, as well as companies domiciled in Hong Kong. The Fund defines “emerging market” countries as those that are in the intermediate stages of their economic development and classified by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) as “Emerging Markets.” The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.
The XCEM Underlying Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 emerging markets companies, excluding companies domiciled or exchange-listed in China or domiciled in Hong Kong. These stocks are derived from a universe of publicly traded companies with a total market capitalization of at least $100 million (as of June 1, 2017), which are domiciled in emerging markets, as defined by Columbia Management. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $700 million to U.S. $180 billion. The XCEM Underlying Index is sponsored by Columbia Management. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.
The Fund typically utilizes a “representative sampling” strategy whereby the Fund invests in some, not all, of the component securities of the XCEM Underlying Index. As such, the Fund may not track the index with the same degree of accuracy as would an investment vehicle replicating (or investing in) the entire index. Under certain circumstances or conditions or due to other factors, including, for example, the size of the Fund’s portfolio, the Fund may use a full replication strategy, which means that the Fund will seek to track the performance of the XCEM Underlying Index by investing all, or substantially all, of its assets in the securities that make up the XCEM Underlying Index in approximately the same proportion as their weighting in the XCEM Underlying Index.
The Fund will invest in specific countries or geographic regions to approximately the same extent as the XCEM Underlying Index. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the XCEM Underlying Index is concentrated. As of March 31, 2016, the XCEM Underlying Index (and therefore the Fund) was concentrated in the financials sector.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Effective immediately, the information under the heading “Principal Risks” in the “Summary of the Fund” section of the prospectus is hereby revised to remove Non-Correlation and to add the following:
Correlation/Tracking Error Risk. The Fund’s value will generally decline when the performance of the XCEM Underlying Index declines. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the XCEM Underlying Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve such degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the XCEM Underlying Index include the size of the Fund’s portfolio, fees, expenses, transaction costs, income items, valuation methodology, accounting standards, the effectiveness of sampling techniques (if applicable), changes in the XCEM Underlying Index and disruptions or illiquidity in the markets for the securities or other instruments in which the Fund invests. The Fund typically uses a “representative sampling” approach in seeking to track the performance of the XCEM Underlying Index, which is an indexing strategy that involves investing in only some of the components of the XCEM Underlying Index that collectively have an investment profile similar to that of the XCEM Underlying Index. When using a representative sampling approach, the Fund may not track the XCEM Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire XCEM Underlying Index. To the extent that the Fund uses a full replication indexing strategy, which is an attempt to track the performance of the XCEM Underlying Index by investing all, or substantially all, of its assets in the components of the XCEM Underlying Index in approximately the same proportion as their weighting in the XCEM Underlying Index, at times, the Fund may not have investment exposure to all components of the XCEM Underlying Index, or its weighting of investment exposure to such components may be different from that of the XCEM Underlying Index. In addition, the Fund may invest in securities or other instruments
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not included in the XCEM Underlying Index. The Fund may take or refrain from taking investment positions for various reasons, such as tax efficiency purposes, or to comply with regulatory restrictions, which may negatively affect the Fund’s correlation with the XCEM Underlying Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to certain components of the XCEM Underlying Index and may be impacted by XCEM Underlying Index reconstitutions and rebalancing events. Additionally, the Fund's foreign investments may trade on markets that may not be open on the same day or at the same time as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the XCEM Underlying Index. Furthermore, the Fund may need to execute currency trades that due to regulatory, legal and operational constraints will occur at a later date than the trading of the related security. Currency holdings may be valued at a different time and at different rates than that used by the XCEM Underlying Index. The Fund also bears management and other expenses and transaction costs in trading securities or other instruments, which the XCEM Underlying Index does not bear. Accordingly, the Fund’s performance will likely fail to match the performance of the XCEM Underlying Index, after taking expenses into account. Any of these factors could decrease correlation between the performance of the Fund and the XCEM Underlying Index and may hinder the Fund’s ability to meet its investment objective. It is not possible to invest directly in an index.
The rest of the section remains the same.
Effective immediately, the information under the caption “Principal Investment Strategies” in the “More Information About the Fund” section is hereby superseded and replaced with the following:
Underlying Index. The XCEM Underlying Index is reconstituted annually. Except in certain circumstances described below, the Investment Manager will cause the Fund to purchase or sell certain of its portfolio securities to reflect any changes to the constituent securities of the XCEM Underlying Index, whether occurring as a result of the annual reconstitution or corporate actions or changes to the index methodology in between annual reconstitutions. The Investment Manager will also rebalance the Fund’s portfolio securities, generally, quarterly. In recognition of longer settlement periods for non-U.S. market securities, the Investment Manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the constituent securities of the XCEM Underlying Index but in advance of the implementation date of such adjustments. The Investment Manager will not cause the Fund to seek temporary defensive positions when equity markets decline or appear to be overvalued.
The Fund typically utilizes a “representative sampling” strategy whereby the Fund invests in some, not all, of the component securities of the XCEM Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. As such, the Fund may not track the XCEM Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire XCEM Underlying Index. Under certain circumstances or conditions or due to other factors, including, for example, the size of the Fund’s portfolio, the Fund may use a full replication strategy, which means that the Fund will seek to track the performance of the XCEM Underlying Index by investing all, or substantially all, of its assets in the securities that make up XCEM Underlying Index in approximately the same proportion as their weighting in the XCEM Underlying Index. When securities are deleted from the XCEM Underlying Index, the Investment Manager will typically remove these securities from the Fund’s portfolio. However, in the discretion of the Investment Manager, the Fund may remain invested in securities that were deleted from the XCEM Underlying Index until the next rebalancing of the Fund.
Definition of Emerging Markets. Columbia Management, which sponsors the XCEM Underlying Index, defines companies to be from ‘‘emerging market’’ countries if they are included in the universe of all publicly traded companies with a total market capitalization of at least U.S. $100 million (as of June 1, 2017) and are domiciled in emerging market countries, as defined by Columbia Management. Subject to periodic review and change, Columbia Management currently classifies the following countries as emerging markets: Brazil, Chile, Colombia, Czech Republic, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.
The XCEM Underlying Index is sponsored by Columbia Management. The XCEM Underlying Index is rebalanced quarterly and reconstituted annually in June.
Columbia Management is responsible for setting policy, determining index composition, and administering the XCEM Underlying Index in accordance with the index methodology and may make changes, from time to time, in its discretion, including the right to use its qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock.
Concentration. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the XCEM Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government are not considered to be issued by members of any industry.
Depositary Receipts. ADRs are typically issued by a U.S. bank or trust company, or a correspondent bank. They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (OTC). In general, there is a large, liquid market in the United States for many ADRs.

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ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid certain currency risks during the settlement period for either purchases or sales.
GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The Fund will generally price depositary receipts according to the exchange on which the depositary receipts trade for purposes of calculating its daily NAV.
Effective immediately, the information under the heading “Principal Risks” in the “More Information About the Fund” section of the prospectus is hereby revised to remove Non-Correlation and to add the following:
Correlation/Tracking Error Risk. The Fund’s value will generally decline when the performance of the XCEM Underlying Index declines. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the XCEM Underlying Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve such degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the XCEM Underlying Index include the size of the Fund’s portfolio, fees, expenses, transaction costs, income items, valuation methodology, accounting standards, the effectiveness of sampling techniques (if applicable), changes in the XCEM Underlying Index and disruptions or illiquidity in the markets for the securities or other instruments in which the Fund invests. The Fund typically uses a “representative sampling” approach in seeking to track the performance of the XCEM Underlying Index, which is an indexing strategy that involves investing in only some of the components of the XCEM Underlying Index that collectively have an investment profile similar to that of the XCEM Underlying Index. When using a representative sampling approach, the Fund may not track the XCEM Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire XCEM Underlying Index. To the extent that the Fund uses a full replication indexing strategy, which is an attempt to track the performance of the XCEM Underlying Index by investing all, or substantially all, of its assets in the components of the XCEM Underlying Index in approximately the same proportion as their weighting in the XCEM Underlying Index, at times, the Fund may not have investment exposure to all components of the XCEM Underlying Index, or its weighting of investment exposure to such components may be different from that of the XCEM Underlying Index. In addition, the Fund may invest in securities or other instruments not included in the XCEM Underlying Index. The Fund may take or refrain from taking investment positions for various reasons, such as tax efficiency purposes, or to comply with regulatory restrictions, which may negatively affect the Fund’s correlation with the XCEM Underlying Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to certain components of the XCEM Underlying Index and may be impacted by XCEM Underlying Index reconstitutions and rebalancing events. Additionally, the Fund's foreign investments may trade on markets that may not be open on the same day or at the same time as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the XCEM Underlying Index. Furthermore, the Fund may need to execute currency trades that due to regulatory, legal and operational constraints will occur at a later date than the trading of the related security. Currency holdings may be valued at a different time and at different rates than that used by the XCEM Underlying Index. The Fund also bears management and other expenses and transaction costs in trading securities or other instruments, which the XCEM Underlying Index does not bear. Accordingly, the Fund’s performance will likely fail to match the performance of the XCEM Underlying Index, after taking expenses into account. Any of these factors could decrease correlation between the performance of the Fund and the XCEM Underlying Index and may hinder the Fund’s ability to meet its investment objective. It is not possible to invest directly in an index.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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